CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues:
Net revenues	$ 180,313	$ 109,715	$ 182,283
Cost of revenues:
Total cost of revenues	149,142	116,901	155,534
Gross profit (loss)	31,171	(7,186)	26,749
Operating expenses:
Selling expenses	2,491	1,285	2,808
General and administrative expenses	20,286	24,313	23,775
Impairment loss on goodwill	4,559	8,454	337
Impairment loss on long-lived assets		2,148
Total operating expenses	27,336	36,200	26,583
Operating income (loss)	3,835	(43,386)	166
Interest income	219	348	858
Government subsidy income	2,491	4,591	499
Gain on disposal of subsidiaries	439	96	492
Impairment loss on long-term investments		(2,432)
Income (loss) before income taxes	6,984	(40,783)	2,015
Less: Income tax expenses	3,440	215	3,541
Income before loss from equity method investments	3,544	(40,998)	(1,526)
Loss from equity method investments	(15)	(185)	(664)
Net (loss ) income	3,529	(41,183)	(2,190)
Less: Net income (loss) attributable to non-controlling interest	189	(3,903)	387
Decrease in redeemable non-controlling interest	(3,450)		(143)
Net (loss) income attributable to ordinary shareholders of RYB Education, Inc.	$ 6,790	$ (37,280)	$ (2,434)
Net (loss) income per share attributable to ordinary shareholders of RYB Education, Inc.
Earnings Per Share, Basic	$ 0.24	$ (1.33)	$ (0.09)
Earnings Per Share, Diluted	$ 0.23	$ (1.33)	$ (0.09)
Weighted average shares used in calculating net loss (income) per ordinary share
Weighted Average Number of Shares Outstanding, Basic	28,208,734	28,122,851	28,074,624
Weighted Average Number of Shares Outstanding, Diluted	28,962,480	28,122,851	28,074,624
Services
Net revenues:
Net revenues	$ 172,404	$ 103,073	$ 166,183
Cost of revenues:
Total cost of revenues	145,473	113,285	147,669
Products
Net revenues:
Net revenues	7,909	6,642	16,100
Cost of revenues:
Total cost of revenues	$ 3,669	$ 3,616	$ 7,865